Risk management - Cash flow hedge for future exports (Movement in other comprehensive income) (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risk management
Opening balance	$ 1,578	$ (602)	$ 2,474
Exchange difference	(4,737)	3,898	(5,195)
Realized exports (Note 25)	150	(239)	(480)
Ineffectiveness reclassified to profit and loss	(14)	(7)	(25)
Deferred tax	1,775	(1,472)	2,624
Closing balance	$ (1,248)	$ 1,578	$ (602)